Note G - Pensions and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note G - Pensions and Other Postretirement Benefits

The Company sponsors a defined benefit pension plan covering several locations.  Additionally, the Company sponsors defined contribution pension plans at two other locations not participating in the defined benefit pension plan.

A 401(k) plan that includes a partial Company match is also available.  For the locations covered by the defined benefit pension plan, employees hired after January 1, 2008 participate in an enhanced 401(k) plan instead of the defined benefit pension plan.  Benefits are based on the employee’s age and years of service.  Employees hired prior to January 1, 2008 were not affected by the change.

Total contributions for the defined contribution pension plans and the 401(k) plans in 2011, 2010 and 2009 were $1.0 million, $928,000 and $867,000, respectively.

The Company also sponsors a non-contributory defined benefit health care plan that provides health benefits to substantially all retirees and their spouses. The Company funds the cost of these benefits as incurred.  For measurement purposes, a zero percent annual rate of increase in the per capita cost of covered health care benefits for retirees age 65 and over was assumed for 2011 and is expected to remain constant going forward.  A 5% rate of increase for retirees under age 65 was assumed.

The Company fully recognizes the obligations associated with its defined benefit pension plan and defined benefit health care plan in its financial statements.  The following table presents the plans’ funded status as of the measurement date reconciled with amounts recognized in the Company’s consolidated balance sheets:

	Pension Plan		Postretirement Plan
	2011	2010	2011	2010
Accumulated benefit obligation at end of year	$58,278	$50,645	$24,094	$23,882
Change in benefit obligation:
Benefit obligation at beginning of year	$62,865	$60,413	$23,882	$23,919
Service cost	2,856	2,721	1,052	1,107
Interest cost	3,068	3,155	1,107	1,259
Settlement loss	177
Benefits paid	(6,645)	(5,328)	(1,291)	(1,637)
Effect of foreign exchange	-	-	(20)	46
Actuarial (gain) or loss	10,004	1,904	(636)	(812)
Benefit obligation at end of year	72,325	62,865	$24,094	$23,882

Change in plan assets:
Fair value of plan assets at beginning of year	64,150	55,369	$-	$-
Actual return on plan assets	1,049	6,909	-	-
Employer contributions	7,200	7,200	1,291	1,637
Benefits paid	(6,645)	(5,328)	(1,291)	(1,637)
Fair value of plan assets at end of year	65,754	64,150	-	-
Funded status at end of year	$(6,571)	$1,285	$-	$-

	Pension Plan		Postretirement Plan
	2011	2010	2011	2010
Amounts recognized in the statement of financial position consist of:
Current liabilities	$-	$-	$(1,389)	$(1,641)
Noncurrent assets (liabilities)	(6,571)	1,285	(22,705)	(22,241)
	$(6,571)	$1,285	$(24,094)	$(23,882)

Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial (gain) or loss	$33,658	$24,673	$(7,770)	$(7,797)
Deferred tax (benefit) expense	(12,931)	(9,622)	2,969	2,942
After tax actuarial (gain) or loss	$20,727	$15,051	$(4,801)	$(4,855)

Components of net periodic benefit cost:
Service cost	$2,856	$2,721	$1,052	$1,107
Interest cost	3,068	3,155	1,107	1,259
Expected return on plan assets	(4,539)	(4,428)	-	-
Recognized actuarial (gain) or loss	1,675	1,576	(656)	(574)
Settlement loss	3,010	-	-	-
Net periodic benefit cost	$6,070	$3,024	$1,503	$1,792

Other changes in plan assets and benefit obligations recognized in other comprehensive loss:
Net loss (gain)	8,985	(2,154)	20	(237)
Total income recognized in net periodic benefit cost and other comprehensive income	$15,055	$870	$1,523	$1,555

The change in the pension benefit obligation is due primarily to the change in the discount rate as a result of the current historically low market interest rates.

During the fourth quarter of 2011, the Company recorded a $3.0 million non-cash settlement loss relating to retirees that received lump-sum distributions from the Company’s defined benefit pension plan.  This charge was required by GAAP because lump-sum payments to retirees in 2011 exceeded the plan’s actuarial service and interest costs threshold for the year.  GAAP further requires this expense to be charged to current year expense.

The prior service cost is amortized on a straight line basis over the average remaining service period of active participants.  The gain or loss in excess of the greater of 10% of the benefit obligation or the market related value of assets is amortized on a straight line basis over the average remaining service period of active participants.

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	4.00%	5.00%	3.76%	4.85%
Rate of compensation increase	3.50%	3.50%	-	-

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	5.00%	5.60%	4.85%	5.50%
Expected long-term rate of return on plan assets	7.00%	8.00%	-	-
Rate of compensation increase	3.50%	3.50%	-	-

The investment return of the Company’s Pension Plan asset allocation is measured against those of a target portfolio consisting of 60% equities, 35% fixed income securities, and 5% cash equivalents of domestic corporations.

Equities (including all convertible securities) may comprise up to 70% of the Plan’s market value, with a minimum requirement of 20%. Fixed income/floating rate securities (including preferred stocks and cash equivalents) should not exceed 80% of the Plan’s market value and may represent as little as 30%. Cash equivalents (including all senior debt securities with less than one year to maturity) may comprise up to 40% of the Plan’s market value.  Cash may constitute zero assets in the Account at the manager’s discretion.  Non-U.S. corporate securities may comprise up to 35% of the Account.

Financial instruments included in pension plan assets are categorized into a fair value hierarchy of three levels, based on the degree of subjectivity inherent in the valuation methodology.  Level 1 assets are based on unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets and liabilities.  Level 2 assets are valued at inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the assets or liabilities.  Level 3 assets are valued based on unobservable inputs for the asset or liability (i.e., supported by little or no market activity). These inputs include management’s own assessments about the assumptions that market participants would use in pricing assets or liabilities (including assumptions about risk).  The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measure in its entirety.

All of the Plan’s assets are in level 1 within the fair value hierarchy, and the following table sets forth by asset class the Pension Plan’s assets.

	2011	%	2010	%
Asset allocation by category:
U.S. equity	$12,439	19	$22,008	34
Non-U.S. equity	6,493	10	9,668	15
Balanced	7,961	12	10,706	17
U.S. fixed income	38,837	59	21,753	34
Cash and cash equivalents	24	-	15	-
Total fair value of Plan assets	$65,754	100	$64,150	100

Contributions

The Company expects to contribute approximately $6.0 million to its pension plan in 2012.

Expected future benefit payments

The following benefit payments, which reflect expected future service as appropriate, are expected to be paid as follows:

	2012	2013	2014	2015	2016	Thereafter
Pension	$5,008	$5,081	$5,628	$5,636	$5,644	$32,021
Postretirement	1,414	1,411	1,447	1,561	1,700	10,292

A one percentage point increase in the assumed health care trend would increase postretirement expense by approximately $212,000, changing the benefit obligation by approximately $1.8 million; while a one percentage point decrease in the assumed health care trend would decrease postretirement expense by approximately $199,000, changing the benefit obligation by approximately $1.7 million.

A one percentage point change in the assumed rate of return on Pension Plan assets is estimated to have an approximate $648,000 effect on pension expense.  Likewise, a one percentage point change in the discount rate is estimated to have approximately a $1.3 million effect on pension expense.